Investments in fund (Tables)	12 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of assets measured at fair value on recurring basis

The table below summarizes the investments in fund shown on the Company’s consolidated balance sheets as of June 30, 2026:

Investments in fund	Cost Basis	Carrying Value	Unrealized gain (loss) on investments in fund
Fund	$7,969,910	$7,930,000	$(39,910)
Total	$7,969,910	$7,930,000	$(39,910)